Summary of Significant Accounting Policies (Details) - Schedule of revenue from continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenues from continuing operations:
Sales of battery packs and e-bicycles	$ 14,313,446	$ 171,464	$ 550,381
Battery cell trading		1,186,185
Others	929,836	13,552
Revenue accounted for under ASC Topic 606	15,243,282	1,371,201	550,381
Rental of lithium battery and e-bicycles	1,595,226	3,823,058	2,641,179
Revenue accounted for under ASC Topic 840	1,595,226	3,823,058	2,641,179
Net revenues	$ 16,838,508	$ 5,194,259	$ 3,191,560